Note 8 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Servicing Liability at Amortized Cost [Table Text Block]
(Dollars in thousands)	2018	2017
Mortgage servicing rights:
Balance, beginning of year	$1,724	1,604
Originations	682	675
Amortization	(551)	(555)
Balance, end of year	1,855	1,724
Valuation reserve	0	0
Mortgage servicing rights, net	$1,855	1,724
Fair value of mortgage servicing rights	$3,901	3,196

Summary of Risk Characteristics of Loans Being Serviced [Table Text Block]
(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$301,378	4.17%	307	2,314
15 year fixed rate	93,698	3.17	130	964
Adjustable rate	53	4.38	269	2

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 201 8
Mortgage servicing rights	$4,526	(2,671)	1,855
Core deposit intangibles	574	(319)	255
Goodwill	802	0	802
Total	$5,902	(2,990)	2,912

December 31, 2017
Mortgage servicing rights	$4,244	(2,520)	1,724
Core deposit intangibles	574	(219)	355
Goodwill	802	0	802
Total	$5,620	(2,739)	2,881

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Amortizing Intangible Assets
Year ended December 31,
2019	$467	99	566
2020	389	99	488
2021	344	47	391
2022	284	10	294
2023	206	0	206
Thereafter	165	0	165
	$1,855	255	2,110